Equity (Details) - Schedule of the estimated fair values of the warrants measured - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Stock price at time of issuance (in Dollars)	$ 3,216,649
Warrant [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Exercise price (in Dollars per share)		$ 3
Expected dividend yield (in Dollars)		$ 0
Minimum [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Expected term		2 years
Minimum [Member] | Warrant [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Stock price at time of issuance (in Dollars)		$ 0.283
Expected average volatility		75.00%
Risk-free interest rate		0.16%
Minimum [Member] | Stock Option [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Exercise price (in Dollars per share)	$ 6.98	$ 5
Expected term	5 years 6 months 18 days	5 years 6 months
Expected average volatility	73.00%	70.00%
Risk-free interest rate	1.26%	1.10%
Maximum [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Expected term		5 years
Maximum [Member] | Warrant [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Stock price at time of issuance (in Dollars)		$ 1.602
Expected average volatility		95.00%
Risk-free interest rate		1.08%
Maximum [Member] | Stock Option [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Exercise price (in Dollars per share)	$ 20.87	$ 10.56
Expected term	6 years 9 months	10 years
Expected average volatility	79.00%	79.00%
Risk-free interest rate	3.38%	1.51%